Janus Henderson Small Cap Value Fund

Schedule of Investments (unaudited)

March 31, 2024

Shares or Principal Amounts		Value
Common Stocks– 97.6%
Aerospace & Defense – 1.7%
AAR Corp*	497,463	$29,783,110
AerSale Corp*	2,035,459	14,614,596
		44,397,706
Auto Components – 1.6%
Adient PLC*	632,593	20,824,962
Dorman Products Inc*	207,593	20,009,889
		40,834,851
Banks – 14.9%
Ameris Bancorp	1,090,640	52,765,163
Cadence Bank	596,113	17,287,277
Eastern Bankshares Inc	3,161,275	43,562,369
Enterprise Financial Services Corp	240,445	9,752,449
FB Financial Corp	925,731	34,863,029
First Busey Corp	1,100,730	26,472,557
First Interstate BancSystem Inc - Class A	540,294	14,701,400
Fulton Financial Corp	2,766,798	43,964,420
Hancock Whitney Corp	160,368	7,383,343
Nicolet Bankshares Inc	152,868	13,145,119
OFG Bancorp	662,757	24,396,085
Simmons First National Corp - Class A	779,596	15,170,938
United Community Banks Inc/GA	1,531,246	40,302,395
Wintrust Financial Corp	361,862	37,774,774
		381,541,318
Beverages – 0.9%
Coca-Cola Consolidated Inc	28,032	23,726,565
Building Products – 2.4%
Gibraltar Industries Inc*	313,528	25,248,410
Masonite International Corp*	265,580	34,910,491
		60,158,901
Capital Markets – 4.7%
Artisan Partners Asset Management Inc	397,837	18,208,999
Lazard Inc	622,572	26,067,090
Piper Jaffray Cos	284,077	56,386,444
WisdomTree Investments Inc	2,080,001	19,115,209
		119,777,742
Chemicals – 2.3%
Ashland Global Holdings Inc	238,883	23,260,038
Innospec Inc	278,300	35,884,002
		59,144,040
Commercial Services & Supplies – 2.0%
Boyd Group Services Inc	193,206	40,855,138
Healthcare Services Group Inc*	859,673	10,728,719
		51,583,857
Construction & Engineering – 1.4%
Comfort Systems USA Inc	115,110	36,571,598
Construction Materials – 1.5%
Eagle Materials Inc	144,809	39,351,846
Diversified Financial Services – 0.6%
EVERTEC Inc	400,865	15,994,514
Electrical Equipment – 1.8%
Encore Wire Corp	171,189	44,985,045
Electronic Equipment, Instruments & Components – 3.6%
Fabrinet*	165,251	31,235,744
Insight Enterprises Inc*	201,200	37,326,624
Rogers Corp*	65,670	7,794,372
Vishay Intertechnology Inc	668,128	15,153,143
		91,509,883
Energy Equipment & Services – 3.6%
ChampionX Corp	1,207,531	43,338,288
Oceaneering International Inc*	971,774	22,739,512
Weatherford International PLC*	222,854	25,721,809
		91,799,609
Equity Real Estate Investment Trusts (REITs) – 0.8%
Broadstone Net Lease Inc	1,273,084	19,949,226
Food & Staples Retailing – 1.3%
Casey's General Stores Inc	105,359	33,551,574
Food Products – 1.4%
Nomad Foods Ltd	1,798,672	35,182,024

Shares or Principal Amounts		Value
Common Stocks– (continued)
Gas Utilities – 1.7%
Chesapeake Utilities Corp	257,510	$27,630,823
ONE Gas Inc	252,100	16,268,013
		43,898,836
Health Care Equipment & Supplies – 3.0%
Embecta Corp	1,062,223	14,095,699
Enovis Corp*	343,237	21,435,151
Envista Holdings Corp*	611,515	13,074,191
Globus Medical Inc*	543,531	29,155,003
		77,760,044
Health Care Providers & Services – 1.9%
Owens & Minor Inc*	1,736,150	48,108,716
Health Care Real Estate Investment Trusts (REITs) – 0.6%
Community Healthcare Trust Inc	561,575	14,909,816
Household Durables – 2.7%
M/I Homes Inc*	277,093	37,765,005
Meritage Homes Corp	171,337	30,062,790
		67,827,795
Industrial Real Estate Investment Trusts (REITs) – 2.2%
STAG Industrial Inc	1,490,251	57,285,248
Insurance – 4.8%
Axis Capital Holdings Ltd	745,933	48,500,564
Hanover Insurance Group Inc	335,145	45,636,695
Kemper Corp	472,148	29,235,404
		123,372,663
Machinery – 3.1%
Hillenbrand Inc	946,757	47,612,410
Lincoln Electric Holdings Inc	120,710	30,834,162
		78,446,572
Marine – 2.1%
Kirby Corp*	575,938	54,898,410
Metals & Mining – 3.4%
Commercial Metals Co	910,837	53,529,890
TimkenSteel Corp*	1,539,362	34,250,804
		87,780,694
Multi-Utilities – 1.0%
Black Hills Corp	461,512	25,198,555
Oil, Gas & Consumable Fuels – 7.5%
Gulfport Energy Corp*	233,971	37,463,437
Magnolia Oil & Gas Corp	1,689,862	43,851,919
Oasis Petroleum Inc	454,344	80,982,275
PBF Energy Inc	518,257	29,836,055
		192,133,686
Pharmaceuticals – 1.1%
Avadel Pharmaceuticals PLC (ADR)*	641,398	10,833,212
Pacira Pharmaceuticals Inc*	556,879	16,272,004
		27,105,216
Real Estate Management & Development – 1.5%
Cushman & Wakefield PLC*	3,642,080	38,096,157
Retail Real Estate Investment Trusts (REITs) – 1.0%
Phillips Edison & Co Inc	682,935	24,496,878
Semiconductor & Semiconductor Equipment – 2.2%
Diodes Inc*	53,300	3,757,650
Tower Semiconductor Ltd*	765,342	25,600,690
Ultra Clean Holdings Inc*	582,880	26,777,507
		56,135,847
Software – 0.7%
Sapiens International Corp NV	581,635	18,705,382
Specialized Real Estate Investment Trusts (REITs) – 1.8%
National Storage Affiliates Trust	389,524	15,253,760
PotlatchDeltic Corp	626,008	29,434,896
		44,688,656
Specialty Retail – 2.6%
Academy Sports & Outdoors Inc	689,674	46,580,582
Boot Barn Holdings Inc*	207,318	19,726,308
		66,306,890
Textiles, Apparel & Luxury Goods – 2.5%
Steven Madden Ltd	836,531	35,368,531
Under Armour Inc*	3,694,056	27,262,133
		62,630,664
Trading Companies & Distributors – 3.7%
GATX Corp	283,838	38,042,807
H&E Equipment Services Inc	520,170	33,384,511

Shares or Principal Amounts		Value
Common Stocks– (continued)
Trading Companies & Distributors– (continued)
MSC Industrial Direct Co Inc	247,512	$24,018,564
		95,445,882
Total Common Stocks (cost $1,777,533,979)		2,495,292,906
Investment Companies– 0.8%
Exchange-Traded Funds (ETFs) – 0.8%
SPDR S&P Biotech#((cost $18,495,046)	222,626	21,124,981
Repurchase Agreements– 1.3%
ING Financial Markets LLC, Joint repurchase agreement, 5.3000%, dated 3/28/24, maturing 4/1/24 to be repurchased at $16,809,893 collateralized by $17,550,459 in U.S. Treasuries 0% - 4.1250%, 4/15/24 - 8/15/53 with a value of $17,146,104	$16,800,000	16,800,000
Royal Bank of Canada, NY Branch, Joint repurchase agreement, 5.2700%, dated 3/28/24, maturing 4/1/24 to be repurchased at $15,008,783 collateralized by $16,055,295 in U.S. Treasuries 0% - 4.5000%, 4/4/24 - 11/15/33 with a value of $15,308,963	15,000,000	15,000,000
Total Repurchase Agreements (cost $31,800,000)		31,800,000
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº,£	8,624,531	8,624,531
Time Deposits – 0.1%
Royal Bank of Canada, 5.3100%, 4/1/24	$2,156,133	2,156,133
Total Investments Purchased with Cash Collateral from Securities Lending (cost $10,780,664)		10,780,664
Total Investments (total cost $1,838,609,689) – 100.1%		2,558,998,551
Liabilities, net of Cash, Receivables and Other Assets – (0.1)%		(2,220,618)
Net Assets – 100%		$2,556,777,933

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$2,438,655,317	95.3%
Israel	44,306,072	1.7
Canada	40,855,138	1.6
United Kingdom	35,182,024	1.4

Total	$2,558,998,551	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income(1)	Realized Gain/(Loss)(1)	Change in Unrealized Appreciation/ Depreciation(1)	Value at 3/31/24
Common Stocks – N/A
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*	$-	$6,408,667	$(10,723,220)	$-
Hotels, Restaurants & Leisure - N/A
Century Casinos Inc*	-	(5,168,375)	1,742,383	-
Total Common Stocks	$-	$1,240,292	$(8,980,837)	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	141,120∆	-	-	8,624,531
Total Affiliated Investments - 0.3%	$141,120	$1,240,292	$(8,980,837)	$8,624,531

(1) For securities that were affiliated for a portion of the period ended March 31, 2024, this column reflects amounts for the entire period ended March 31, 2024 and not just the period in which the security was affiliated.

	Value at 6/30/23	Purchases	Sales Proceeds	Value at 3/31/24
Common Stocks – N/A
Health Care Equipment & Supplies - N/A
Varex Imaging Corp*	25,663,464	-	(21,348,911)	-
Hotels, Restaurants & Leisure - N/A
Century Casinos Inc*	14,376,470	-	(10,950,478)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 5.2800%ºº	13,164,153	77,717,202	(82,256,824)	8,624,531

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of March 31, 2024.

#	Loaned security; a portion of the security is on loan at March 31, 2024.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of March 31, 2024.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$2,495,292,906	$-	$-
Investment Companies	21,124,981	-	-
Repurchase Agreements	-	31,800,000	-
Investments Purchased with Cash Collateral from Securities Lending	-	10,780,664	-
Total Assets	$2,516,417,887	$42,580,664	$-

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2024 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

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